CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Fixed maturities, available-for-sale, at fair value (amortized cost of $2,542,862 and $2,352,747 as of December 31, 2023 and December 31, 2022, respectively)	$ 2,371,021	$ 2,099,389
Cash and cash equivalents (including restricted cash of $1,338 and $2,176 as of December 31, 2023 and December 31, 2022, respectively)	96,689	44,426
Premiums receivable	76,456	69,680
Accrued investment income	19,785	14,144
Deferred policy acquisition costs, net	62,905	58,564
Software and equipment, net	30,252	31,930
Intangible assets and goodwill	3,634	3,634
Reinsurance recoverable	27,514	21,587
Prepaid federal income taxes	235,286	154,409
Other assets	16,965	18,267
Total assets	2,940,507	2,516,030
Liabilities
Debt	397,595	396,051
Unearned premiums	92,295	123,035
Accounts payable and accrued expenses	86,189	74,576
Reserve for insurance claims and claim expenses	123,974	99,836
Reinsurance funds withheld	1,421	2,674
Deferred tax liability, net	301,573	193,859
Other liabilities	11,456	12,272
Total liabilities	1,014,503	902,303
Commitments and contingencies (see Note 14)
Shareholders' equity
Common stock - class A shares, $0.01 par value; 87,334,138 shares issued and 80,881,280 shares outstanding as of December 31, 2023 and 86,472,742 shares issued and 83,549,879 shares outstanding as of December 31, 2022 (250,000,000 shares authorized)	873	865
Additional paid-in capital	990,816	972,717
Treasury stock, at cost: 6,452,858 and 2,922,863 common shares as of December 31, 2023 and December 31, 2022, respectively	(148,921)	(56,575)
Accumulated other comprehensive loss, net of tax	(139,917)	(204,323)
Retained earnings	1,223,153	901,043
Total shareholders' equity	1,926,004	1,613,727
Total liabilities and shareholders' equity	$ 2,940,507	$ 2,516,030